CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net loss	$ (1,449,192)	¥ (9,387,582)	¥ (4,996,358)	¥ (49,899)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	404,313	2,619,061	1,650,533	293,141
Share-based compensation	184,314	1,193,945	4,249,548	261,173
Allowance for doubtful accounts	64,953	420,750	74,332	(107)
Loss from disposal of property, equipment and software	1,191	7,714	26,043	22,726
Non-cash marketing services contributed by certain shareholder				24,682
Deferred income tax	(6,574)	(42,584)	(4,169)	(40)
Impairment of goodwill and intangible assets	424,547	2,750,129
Impairment of investments accounted for under cost method and available-for-sale securities	94,339	611,108
Gain from the sales of investments	(233)	(1,507)
Share of results of equity investees	483,850	3,134,283	(638)	309
Foreign exchange (gains)/losses	8,860	57,395	28,980	(92,761)
Changes in operating assets and liabilities:
Accounts receivable	(1,141,657)	(7,395,424)	(2,004,884)	(22,844)
Restricted cash	(166,203)	(1,076,628)	(689,499)	577,743
Inventories	(1,288,817)	(8,348,700)	(5,804,688)	(1,632,326)
Loan receivables	(356,082)	(2,306,631)	(125,935)
Advance to suppliers	(2,780)	(18,010)	(160,203)	(660,000)
Prepayments and other current assets	38,963	252,397	(1,210,697)	(59,684)
Amount due from related parties	(62,181)	(402,795)	(412,314)
Other non-current assets	(180,687)	(1,170,454)	(66,485)	(78,644)
Accounts payable	2,024,311	13,113,084	4,902,844	2,687,361
Advance from customers	387,049	2,507,225	2,611,035	1,158,745
Deferred revenues	(72,988)	(472,800)	(65,725)	103,258
Taxes payable	(20,524)	(132,949)	(42,615)	112,951
Accrued expenses and other current liabilities	340,775	2,207,476	2,988,499	928,920
Amount due to related parties	10,798	69,946	67,412	(4,885)
Net cash provided by/(used in) operating activities	(279,655)	(1,811,551)	1,015,016	3,569,819
Cash flows from investing activities:
Purchase of short-term investments	(775,263)	(5,022,000)	(19,104,408)	(9,966,200)
Maturity of short-term investments	2,566,553	16,625,621	7,853,607	9,166,200
Changes of deposits for capital verification			545,000	(545,000)
Purchases of investment securities	(175,891)	(1,139,386)	(421,133)
Prepayments and investments in equity investees	(1,104,818)	(7,156,789)	(434,585)	(35,133)
Cash received from disposal of investment in equity investees				1,162
Purchase of property, equipment and software	(436,387)	(2,826,830)	(1,424,534)	(439,881)
Cash paid for construction in progress	(237,830)	(1,540,615)	(1,036,513)	(737,411)
Purchase of intangible assets	(1,012)	(6,556)	(17,935)	(10,237)
Purchase of land use rights	(142,912)	(925,758)	(423,084)	(104,552)
Cash received from/ (paid for) business combination, net of cash acquired (Note 7)	(44,821)	(290,339)	1,260,337
Net cash used in investing activities	(352,381)	(2,282,652)	(13,203,248)	(2,671,052)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares, net			17,447,653	2,720,076
Proceeds from issuance of ordinary shares upon exercising of share-based awards	11,688	75,713
Capital injection from non-controlling interest	22,567	146,185
Proceeds from short-term bank loans	751,955	4,871,004	1,890,771	940,216
Repayment of short-term bank loans	(575,222)	(3,726,171)	(946,396)	(865,108)
Proceeds from nonrecourse securitization debt	514,610	3,333,542
Net cash provided by financing activities	725,598	4,700,273	18,392,028	2,795,184
Effect of exchange rate changes on cash and cash equivalents	52,973	343,147	(101,484)	(58,906)
Net increase in cash and cash equivalents	146,535	949,217	6,102,312	3,635,045
Cash and cash equivalents at beginning of year	2,611,171	16,914,651	10,812,339	7,177,294
Cash and cash equivalents at end of year	2,757,706	17,863,868	16,914,651	10,812,339
Supplemental cash flow disclosures:
Cash paid for income taxes	(3,584)	(23,219)	(9,807)	(251)
Cash paid for interest	(9,632)	(62,396)	(27,268)	(8,437)
Supplemental disclosures of non-cash investing and financing activities:
Conversion of preferred shares to ordinary shares			15,474,994	¥ 38,176
Issuance of ordinary shares in connection with Tencent Transactions, net			11,644,310
Certain time deposits pledged for short-term bank loan			¥ 2,000,000
Equity investments obtained through commitment of future services	$ 592,629	¥ 3,838,933